REVENUE FROM CONTRACTS WITH CUSTOMERS - Right of return of assets and refund liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Right of return assets	$ 18.2	$ 14.3
Refund liabilities	$ 41.8	$ 35.5